CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
CONVERTIBLE BONDS

13 Convertible bonds

	December 31,
	2021	2020
	US$	US$

Convertible Bond A	—	22,500,000
Convertible Bond B	20,000,000	—
Convertible Bond C	1,000,000	—
Convertible Bond D	—	3,500,000
Total principal	21,000,000	26,000,000
Less: unamortized debt discount	(4,246,810)	(377,901)
Net carrying amount	16,753,190	25,622,099
Less: maturing within one year	(7,561,050)	(25,622,099)
	9,192,140	—

Convertible Bond A, B and C

On September 14, 2018, the Company entered into a subscription agreement with a subscriber to issue an aggregate principal amount of US$30,000,000 of secured guaranteed convertible bonds (“Convertible Bond A”). The bond bore interest at a rate of 12% per annum and matured on September 14, 2021. Principal amount of US$7,500,000 was redeemed on January 30, 2019. The Convertible Bond A is secured by the personal guarantee of a director and his shares in the Company.

The bond holder could convert Convertible Bond A, fully or in part, into the Company’s shares, during the conversion period, defined as the period from the issue date to the maturity date or the date of a public listing of the Company’s shares (as defined in the subscription agreement), whichever is earlier. Convertible Bond A was convertible at an initial conversion price of US$12,870.50 per share as adjusted by certain conditions mentioned in the subscription agreement. The number of conversion shares to be issued was to be equal to the quotient obtained by dividing (i) the outstanding principal amount of the convertible bond in respect of which the bond holder has exercised its conversion right and unpaid accrued interest attributable to the principal amount (if the bond holder elected) by (ii) the above mentioned conversion price. The Convertible Bond B is secured by the personal guarantee of a director and his shares in the Company.

On September 14, 2021, the Company and the bond holder entered into an amended and restated convertible bonds instrument with principal amount of US$27,000,000 15% secured guaranteed convertible bonds to reflect the new terms and extend the maturity of Convertible Bond A (“Convertible Bond B”) to September 14, 2023. The principal amount of US$27,000,000 was derived from the remaining principal of US$22,500,000 from Convertible Bond A and accrued interest of US$4,500,000. Based on the restated terms, the bond holder shall have the right, at its option, to require the Company to redeem US$18,000,000 principal amount of Convertible Bond B at any time on or before December 14, 2021. By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages: i) redeem at least US$7,000,000 on or before December 29, 2021; ii) redeem up to US$5,000,000 on or before January 31, 2022; iii) redeem remaining amount on or before June 24, 2022. The Company and the bond holder agreed to compensate the bond holder for this revised redemption schedule by the payment of increased interest of 24% per annum for the unpaid principal of the convertible bonds calculated from the original redemption date to the new redemption dates. On December 24, 2021, the Company redeemed US$7 million and issued an additional bond of US$1 million (“Convertible Bond C”), which will also mature on September 14, 2023. Both Convertible Bond B and C were convertible at an initial conversion price of US$6.21335 per share as mentioned in the subscription agreement. The total number of shares converted will be subject to the total outstanding shares as at the conversion date.

Convertible Bond B was considered as an issuance of new debt because the new terms were substantially different from Convertible Bond A. The loss on extinguishment of Convertible Bond A is US$119,155.

In accounting for the issuance of the convertible bonds, the Company determined that, as the embedded conversion feature is indexed to the Company’s stock, the conversion option is eligible for the scope exception of ASC 815-10-15-74(a), and does not have to be bifurcated from the debt host and accounted for as a derivative.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13 Convertible bonds (Continued)

Convertible Bond A, B and C (continued)

The Company determined that each of the above convertible bonds included a beneficial conversion feature (“BCF”). A BCF exists when the conversion price of a share is less than the fair value of a share on the date the convertible bond is issued. This is known as o the intrinsic value of the feature, and the difference between these two amounts is recorded as additional paid-in capital and as a debt discount in the balance sheets. The Company amortizes the discount to interest expense over the life of the underlying debt in the statements of operations and comprehensive loss. If the debt is retired early, the associated debt discount is then recognized immediately as interest expense in the statements of operations and comprehensive loss.

Total debt discount of US$2,134,031, US$6,634,030 and US$49,353 was recorded at initial recognition for Convertible Bond A, Convertible Bond B and Convertible Bond C, respectively. For the years ended December 31, 2021 and 2020, the amortization of the discount on convertible bonds was US$2,814,474 and US$533,508, respectively.

Convertible Bond D

On July 30, 2019, the Company entered into a subscription agreement with another subscriber to issue an aggregate principal amount of US$3,500,000 of convertible bonds (“Convertible Bond D”). The bond bore interest at a rate of 12% per annum and matured on July 16, 2021.

The bond holder could convert the Convertible Bonds D, fully or in part, into the Company’s preferred shares, during the conversion period. The Convertible Bond D was convertible at an initial conversion price calculated in accordance with the agreed pre-money valuation in the agreement as at issued date, and as adjusted by certain conditions mentioned in the agreement. The number of conversion shares to be issued were to be equal to the quotient obtained by dividing (i) the outstanding principal amount of the convertible bond in respect of which the bond holder has exercised its conversion right and unpaid accrued interest attributable to the principal amount (if the bond holder elected) by (ii) the above mentioned conversion price.

The embedded conversion option of Convertible Bond D, like those in Convertible Bonds A, B and C, is eligible for the scope exception of ASC 815-10-156-74(a), and therefore it is not bifurcated and treated as a derivative. Additionally, as there was no intrinsic value at the time of issuance of Convertible Bond D, there was no BCF and Convertible Bond D was recorded as a single liability at its face value. The Company did not elect the fair value option in ASC 825 and thus the liability is recognized at amortized cost as of December 31, 2020.

The carrying value of the Company’s Convertible Bonds, which are subject to fixed interest rates, approximates its fair value as the interest rate is comparable to that offered to other entities which are similar to Seamless. The Convertible Bonds fall into level 2 of the fair value hierarchy.